Label	Element	Value
Innovator Growth Accelerated ETF - Quarterly | Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: 1.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.30%
Innovator Growth Accelerated ETF - Quarterly | Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: 488.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Innovator Growth Accelerated ETF - Quarterly | Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: 510.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.80%)